FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Revenue	$ 95,860	¥ 625,488	¥ 343,077	¥ 17,492,415
Cost of revenue	(124,772)	(814,136)	(1,342,266)	(16,435,590)
Gross loss	(28,912)	(188,648)	(1,000,771)	996,268
Operating expenses:
Product development	(373,654)	(2,438,095)	(13,090,530)	(24,555,308)
Sales and marketing	(99,079)	(646,492)	(2,114,519)	(2,325,818)
General and administrative	(16,666,348)	(108,747,919)	(113,867,000)	(89,583,331)
Total operating expenses	(51,627,525)	(336,869,597)	162,746,124	105,991,298
Loss from operations	51,602,806	336,708,307	(163,716,655)	(104,765,492)
Impairment on equity investments	(179,733)	(1,172,755)	(4,666,128)	(1,386,174)
Fair value change on warrants liability	(5,801)	(37,851)	(1,292,244)	(2,251,427)
Gain on extinguishment of convertible notes	8,698,223	56,800,000	0	0
Gain on waiver of interest-free loan	5,424,904	35,397,500	0	0
Foreign exchange gain (loss)	(1,275,045)	(8,319,669)	(5,474,002)	(20,331,430)
Other expenses, net	307,302	2,005,143	9,372,652	1,598,663
Loss before income tax expense and share of loss in equity method investment	61,726,402	402,764,770	(193,321,480)	(234,991,909)
Share of loss in equity method investments	(331,944)	(2,165,935)	(2,847,260)	(4,292,887)
Income tax benefit	(1,098,099)	(7,165,097)	0	0
Net (loss) income	60,296,359	393,433,738	(196,168,740)	(239,284,796)
Other comprehensive income (loss), net of tax:
Currency translation adjustments	538,969	3,516,774	(793,531)	(1,314,265)
Total comprehensive loss	59,001,247	384,983,137	(172,368,564)	(209,851,734)
Parent Company
Operating expenses:
General and administrative	(13,431,213)	(87,638,664)	(68,165,230)	(21,435,150)
Total operating expenses	(13,431,213)	(87,638,664)	(68,165,230)	(21,435,150)
Loss from operations	(13,431,213)	(87,638,664)	(68,165,230)	(21,435,150)
Impairment on equity investments	(179,733)	(1,172,755)	0	0
Interest expenses	(447,978)	(2,923,055)	(33,154,189)	(98,308,205)
Fair value change on warrants liability	(5,801)	(37,851)	(1,292,244)	(2,251,427)
Gain on extinguishment of convertible notes	8,698,223	56,755,902	0	0
Gain on waiver of interest-free loan	5,424,904	35,397,500	0	0
Foreign exchange gain (loss)	4,533,096	29,578,454	(1,648,652)	1,963,364
Other expenses, net	(6,139,355)	(40,059,304)	(1,636,394)	(18,180,060)
Loss before income tax expense and share of loss in equity method investment	(1,536,255)	(10,024,071)	(103,312,222)	(133,708,624)
Share of loss in equity method investments	(331,944)	(2,165,935)	0	0
Equity in (loss) income of subsidiaries and VIEs	62,846,497	410,073,394	(74,482,946)	(83,384,302)
Net (loss) income	60,978,298	397,883,388	(177,795,168)	(217,092,926)
Other comprehensive income (loss), net of tax:
Currency translation adjustments	(1,977,050)	(12,900,251)	5,426,604	7,241,192
Total comprehensive loss	$ 59,001,248	¥ 384,983,137	¥ (172,368,564)	¥ (209,851,734)